STOCKHOLDERS’ EQUITY - Vallon - Q1 - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended		9 Months Ended
	Apr. 21, 2023	May 17, 2022	Feb. 28, 2021	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Jul. 31, 2022
Class of Stock [Line Items]
Additional offering expense	$ 546
Payments of Stock Issuance Costs						$ 517	$ 0
Warrants granted (in shares)		123,333
Warrant exercise price (in usd per share)		$ 28.146							$ 0.01
Warrant issuance				$ 532	$ 30
Warrant liability						18		$ 0
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.)
Class of Stock [Line Items]
Sale of stock (in shares)		123,333
Sale of stock, price per share (in usd per share)		$ 31.896
Additional offering expense			$ 905
Net proceeds from sale of stock		$ 3,900
Payments of Stock Issuance Costs		572
Warrants issuance expense		$ 85
Warrants granted (in shares)		123,333
Warrant exercise price (in usd per share)		$ 28.146		$ 28.146
Warrants, term				5 years
Warrant liability				$ 185		$ 185		$ 122
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | May 2022 Warrant Agreement
Class of Stock [Line Items]
Number of warrants exercised to alternate cashless exercise								24,666	74,000
Warrant liability				$ 185
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | IPO
Class of Stock [Line Items]
Sale of stock (in shares)			75,000
Sale of stock, price per share (in usd per share)			$ 240.00
Gross proceeds from stock offering			$ 18,000
Stock issuance costs, discounts and commissions			1,600
Net proceeds from sale of stock			$ 15,500
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Underwriters' Allotment
Class of Stock [Line Items]
Warrants granted (in shares)			3,758
Warrant exercise price (in usd per share)			$ 300.00
Warrants, term				5 years
Warrant issuance			$ 399